INVENTORY	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
INVENTORY

NOTE 3 – INVENTORY

Inventory consisted of the following:

	March 31, 2021	December 31, 2020
CBD Energy Water	$147,199	$159,813
Hemp Energy Drink	303,918	343,119
Storm CBD Water	29,938	28,692
Ooh La Lemin Drink	165,966	—
Merchandise and Apparel	12,149	11,948
Unfilled Cans, Trays and Sleeves	108,788	38,705
Miscellaneous Beverages	32,177	33,225
Other Inventory	59,877	43,362
Point of Sale Inventory	1,640	1,640
Total Inventory	$861,652	$660,504

NOTE 3 – INVENTORY

Inventory consisted of the following:

	December 31, 2020	December 31, 2019
CBD Energy Water	$159,813	$107,719
Hemp Energy Drink	343,119	393,021
Storm CBD Water	28,692	41,760
Merchandise and Apparel	11,948	26,304
Unfilled Cans	38,705	86,459
Miscellaneous Beverages	33,225	-
Other Inventory	43,362	31,659
Point of Sale Inventory	1,640	-
Total Inventory	$660,504	$686,922

S and S Beverage [Member]
INVENTORY

NOTE 3 – INVENTORY

Inventory consisted of the following:

	January 31, 2021	December 31, 2020
Lemin	$234,885	$234,885
Trays, Cans and Sleeves	5,912	5,912
Raw Materials	—	—
Total Inventory	$240,797	$240,797

NOTE 3 – INVENTORY

Inventory consisted of the following:

	December 31, 2020	December 31, 2019
Lemin	$234,885	$143,686
Trays, Cans and Sleeves	5,912	87,064
Raw Materials	-	24,246
Total Inventory	$240,797	$254,996